Expense Example, No Redemption {- Fidelity Freedom Blend 2030 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2030 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2030 Fund- Class A
Expense Example, No Redemption:
1 Year	$ 649
3 Years	805
5 Years	974
10 Years	1,456
Fidelity Advisor Freedom Blend 2030 Fund- Class M
Expense Example, No Redemption:
1 Year	450
3 Years	661
5 Years	889
10 Years	1,536
Fidelity Advisor Freedom Blend 2030 Fund- Class C
Expense Example, No Redemption:
1 Year	155
3 Years	478
5 Years	825
10 Years	1,795
Fidelity Advisor Freedom Blend 2030 Fund- Class I Advisor
Expense Example, No Redemption:
1 Year	53
3 Years	165
5 Years	286
10 Years	633
Fidelity Advisor Freedom Blend 2030 Fund- Class Z
Expense Example, No Redemption:
1 Year	43
3 Years	133
5 Years	231
10 Years	$ 510